Cover	Jun. 28, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 28, 2022
Entity File Number	001-36714
Entity Registrant Name	JAGUAR HEALTH, INC.
Entity Central Index Key	0001585608
Entity Tax Identification Number	46-2956775
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	200 Pine Street
Entity Address, Address Line Two	Suite 400
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94104
City Area Code	415
Local Phone Number	371-8300
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, Par Value $0.0001 Per Share
Trading Symbol	JAGX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false